Accounting for Warrant Liability (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding		11,221,954	15,566,667
Number of warrants issued	4,344,714
Redemption Of Common Shares		26,068,281	26,068,281
Common Class A [Member]
Accounting for Warrant Liability (Details) [Line Items]
Redemption Of Common Shares	26,068,281	2,137,134
Public Warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding		5,655,286	10,000,000
Private Placement Warrants [Member]
Accounting for Warrant Liability (Details) [Line Items]
Warrants outstanding		5,566,667	5,566,667